Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit) - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Beginning balance (in shares)	46,973
Options granted (in shares)	25,262
Options exercised (in shares)	(10,325)
Options forfeited or expired (in shares)	(3,632)
Ending balance (in shares)	58,278	46,973
Options vested and exercisable (in shares)	23,443
Weighted- Average Exercise Price
Beginning balance (in USD per share)	$ 1.80
Options granted (in USD per share)	3.05
Options exercised (in USD per share)	1.48
Options forfeited and expired (in USD per share)	2.50
Ending balance (in USD per share)	2.35	$ 1.80
Options vested and exercisable (in USD per share)	$ 1.72
Additional Disclosures
Options outstanding, weighted average remaining contractual term (years)	8 years 1 month 6 days	7 years 9 months 18 days
Options vested and exercisable, weighted average remaining contractual term (years)	6 years 7 months 6 days
Options outstanding, aggregate intrinsic value	$ 322,799	$ 28,467
Options vested and exercisable, aggregate intrinsic value	$ 144,608